Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-40004
Entity Registrant Name	Cloopen Group Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Address Line One	16/F, Tower A, Fairmont Tower
Entity Address, Address Line Two	33 Guangshun North Main Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001804583
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	ARK PRO CPA & Co
Auditor Location	Hong Kong, China
Auditor Firm ID	3299
American depositary shares
Title of 12(g) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	RAASY
Class A Ordinary Shares
Title of 12(g) Security	Class A ordinary shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	308,308,147
No Trading Symbol Flag	true
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	25,649,839
Business Contact
Entity Address, Country	CN
Entity Address, Address Line One	16/F, Tower A, Fairmont Tower
Entity Address, Address Line Two	33 Guangshun North Main Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
City Area Code	86
Local Phone Number	10-6477-5680
Contact Personnel Name	Yipeng Li
Contact Personnel Email Address	liyipeng@yuntongxun.com